Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Schedule of Basic and Diluted Loss Per Share
	2020	2019
Loss attributable to shareholders	$63,872	$69,193
Weighted average number of shares outstanding (000s)	473,668	358,343